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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2006

              Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                     Name:    Fidelity National Financial, Inc.
                     Address: 601 Riverside Avenue
                              Jacksonville, FL 32204

                       Form 13F File Number: 28-11782

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

           Name:  Alan L. Stinson
           Title: Executive Vice President and Chief Financial Officer
                  (Principal Financial and Accounting Officer)
           Phone: (904) 854-8542

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

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


(s) Alan L. Stinson                      Jacksonville, Florida   November 14, 2006
--------------------------------------       [City, State]           [Date]
[Signature]
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                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

                            FORM 13F FILE NUMBER NAME

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

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
Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         37
Form 13F Information Table Value Total:   $333,959
                                        (thousands)
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LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
1 28-11785 Fidelity National Title Group, Inc.
2 28-11930 Fidelity National Information Services, Inc.

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                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: FIDELITY NATIONAL FINANCIAL, INC.


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
                                                                                                                VOTING AUTHORITY
                                     TITLE OF                VALUE      SHARES/  SH/  PUT/  INVSTMT   OTHER    ------------------
     NAME OF ISSUER                   CLASS       CUSIP     (X1000)     PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
     --------------                  --------  -----------  -------  ----------  ---  ----  -------  --------  ----  ------  ----
COVANSYS CORP.                       COMMON    22281W-10-3 136,609   11,000,000  SH         DEFINED     2       x
COLEY PHARMACEUTICAL GROUP INC.      COMMON    19388P-10-6  11,418      999,806  SH         DEFINED     1       x
HOME DEPOT INC                       COMMON    437076-10-2  10,954      302,000  SH         DEFINED     1       x
QUALCOMM INC.                        COMMON    747525-10-3  10,905      300,000  SH         DEFINED     1       x
WEATHERFORD INTL LTD                 COMMON    G95089-10-1  10,317      247,300  SH         DEFINED     1       x
Schlumberger Ltd                     COMMON    806857-10-8   9,305      150,000  SH         DEFINED     1       x
HALLIBURTON CO.                      COMMON    406216-10-1   8,535      300,000  SH         DEFINED     1       x
NTN BUZZTIME INC.                    COMMON    629410-30-9   7,841    6,031,211  SH         DEFINED     1       x
YAHOO INC.                           COMMON    984332-10-6   7,584      300,000  SH         DEFINED     1       x
SEASPAN CORP.                        COMMON    Y75638-10-9   7,558      336,200  SH         DEFINED     1       x
ANGLOGOLD LTD                        COMMON    035128-20-6   6,038      160,000  SH         DEFINED     1       x
ABRAXAS PATROLEUM CORP.              COMMON    003830-10-6   5,828    1,904,600  SH         DEFINED     1       x
ALTRIA GROUP                         COMMON    02209S-10-3   5,726       74,800  SH         DEFINED     1       x
ALCAN INC.                           COMMON    013716-10-5   5,107      128,100  SH         DEFINED     1       x
YRC WORLDWIDE INC.                   COMMON    984249-10-2   5,093      137,500  SH         DEFINED     1       x
CORILLIAN CORP                       COMMON    218725-10-9   4,703    1,716,500  SH         DEFINED     1       x
KB HOME                              COMMON    48666K-10-9   4,380      100,000  SH         DEFINED     1       x
MICROSOFT                            COMMON    594918-10-4   4,239      155,000  SH         DEFINED     1       x
GLACIER BANCORP INC.                 COMMON    37637Q-10-5   4,149      121,424  SH         DEFINED     1       x
BHP BILLITON LTD.                    COMMON    088606-10-8   3,788      100,000  SH         DEFINED     1       x
CISCO SYS INC                        COMMON    17275R-10-2   3,447      150,000  SH         DEFINED     1       x
GOLDCORP INC.                        COMMON    380956-40-9   3,342      141,600  SH         DEFINED     1       x
CVS CORP.                            COMMON    126650-10-0   3,196       99,500  SH         DEFINED     1       x
TOLL BROTHERS, INC.                  COMMON    889478-10-3   3,019      107,500  SH         DEFINED     1       x
LONGVIEW FIBRE CO.                   COMMON    543213-10-2   2,561      126,012  SH         DEFINED     1       x
COEUR D 'ALENE MINES CORP IDAHO      COMMON    192108-10-8   2,355      500,000  SH         DEFINED     1       x
MARVELL TECHNOLOGY GROUP LTD.        COMMON    G5876H-10-5   1,937      100,000  SH         DEFINED     1       x
VALERO ENERGY CORP.                  COMMON    91913Y-10-0   1,843       35,800  SH         DEFINED     1       x
NORTHWESTERN CORP.                   COMMON    668074-30-5   1,749       50,000  SH         DEFINED     1       x
SAKS INC.                            COMMON    79377W-10-8   1,728      100,000  SH         DEFINED     1       x
NEW YORK COMMUNITY BANCORP INC.      COMMON    649445-10-3   1,638      100,000  SH         DEFINED     1       x
DOCUMENT SECURITY SYSTMES INC.       COMMON    25614T-10-1   1,430      144,900  SH         DEFINED     1       x
UAL CORP.                            COMMON    902549-80-7   1,354       50,957  SH         DEFINED     1       x
AMR CORP                             COMMON    001765-10-6   1,217       52,600  SH         DEFINED     1       x
TELECOM CORP. OF NEW ZEALAND LTD.    COMMON    879278-20-8   1,108       49,400  SH         DEFINED     1       x
NABORS INDUSTRIES LTD (BERMUDA)      COMMON    G6359F-10-3   1,062       35,700  SH         DEFINED     1       x
NORTHGATE MINERALS CORP.             COMMON    666416-10-2     640      200,000  SH         DEFINED     1       x
DISNEY (WALT) CO.                    COMMON    254687-10-6     519       16,800  SH         DEFINED     1       x
GENEREX BIOTECHNOLGY CORP            COMMON    371485-10-3      78       45,455  SH         DEFINED     1       x
UNIVERSAL CORP VA                    COMMON    913456-10-9       7          200  SH         DEFINED     1       x
Landamerica Finl Group, Inc.         COMMON    514936-10-3       2           37  SH         DEFINED     1       x
COMCAST CORP NEW                     COMMON    20030N-10-1       0            1  SH         DEFINED     1       x


                                                           304,309   26,670,903
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